Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Currency Exchange Rates Abstract
Year-end spot rate	US$1= RMB 7.0999	US$1= RMB 6.9646	US$1= RMB 6.3757
Average rate	US$1= RMB 7.0809	US$1= RMB 6.7261	US$1= RMB 6.4515